ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Executive and employee compensation	$ 1,695,020	$ 1,642,959
Interest on convertible notes and promissory notes	107,391	135,980
Other accrued expenses and liabilities	37,633	15,293
Total accrued liabilities	$ 1,840,043	$ 1,794,232